INTEREST RECEIVABLE (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTEREST RECEIVABLE [Abstract]
Interest Receivable
The following table summarizes the interest receivable by the Company as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021	As of December 31, 2020
Interest receivable	$1,838,494	$675,795
PIK receivable	522,933	177,183
Unused fees receivable	73,292	74,314
Total interest receivable	$ 2,434,719	$ 927,292

The following tables summarize the interest receivable by the Company as of December 31, 2020:
As of December 31, 2020
Interest receivable	$675,795
PIK receivable	177,183
Unused fees	74,314
Total interest receivable	$ 927,292